Stock-Based Compensation - Weighted Average Estimated Fair Value and Assumptions Utilized by Company for Newly Issued Grants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Estimated fair value	$ 12.13	$ 10.19	$ 10.55
Risk-free interest rates	1.00%	0.90%	2.50%
Dividend yield	2.60%	2.60%	2.50%
Stock volatility factor	0.49%	0.49%	0.47%
Expected life of options (in years)	5 years 6 months	5 years 6 months	5 years 6 months